United States
                        Securities & Exchange Commission
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F Cover Page

Report  for  the  Calendar  Year  or  Quarter  Ended:     September 30,  2002
Check  here  if  Amendment             [   ];
Amendment  Number: This  Amendment  (Check  only  one):
                                       [   ]  is  a  restatement
                                       [   ]  adds  new  holdings  entries
Institutional  Investment  Manager  Filing  this  report:

Name:               FIG Advisors LLC
Address:            1251 Avenue of the Americas, 16th Floor
                           New York, NY 10020

13F  File  Number:     28-10162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person  signing  this  report  on  behalf  of  reporting  manager:
Name:           Randal A. Nardone
Title:          Chief Operating Officer
Phone:          (212) 798-6110
Signature,  Place  and  Date  of  Signing

                                                /s/ Randal A. Nardone
                                                --------------------------------
                                                    Randal A. Nardone

New York,  New  York          November 6, 2002

Report  Type  (Check  only  one):

[ X ]     13F  Holdings  Report

[   ]     13F  Notice

[   ]     13F  Combination  Report


List  of  other  manager  reporting  for  this  manager:

NONE


I  am  signing  this  report as required by the Securities Exchange Act of 1934.

                        TITLE                VALUE      SHARES                                             VOTING AUTHORITY
                          OF                   X         PRN     SH/        PUT         INVSTMT  OTHR
NAME OF ISSUER          CLASS     CUSIP       1000       SMT     PRN        CLL         DSCRTN   MGR     SOLE    SHARED   NONE

Capstead Mortgage Corp.  COM    14067E506    75,432     3,649,359 SH                     Sole     N/A     3,649,359




                             FORM 13 F SUMMARY PAGE

Report  Summary

Number  of  Other  Included  Managers:                0

Form  13F  Information  Table  Entry  Total:          1

Form  13F  Information  Table  Value  Total:          75,432 (x 1,000)
List  of  Other  Included  Managers:  None